GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 84,541	¥ 333,138
Goodwill impairment			(229,914)
Disposal of Zhongcheng			(1,718)
Goodwill balance deconsolidated			(17,775)
Foreign currency translation adjustments		1,447	810
Balance at the end of the period	$ 13,274	¥ 85,988	84,541	¥ 333,138
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
Maximum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	17.00%	17.00%
Better Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 51,424	276,460
Goodwill impairment			¥ (207,958)
Disposal of Zhongcheng
Goodwill balance deconsolidated			¥ (17,775)
Foreign currency translation adjustments		827	697
Balance at the end of the period		52,251	51,424	276,460
Better Schools [Member] | Tutoring [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		26,609	143,877
Goodwill impairment			¥ (99,846)
Disposal of Zhongcheng
Goodwill balance deconsolidated			¥ (17,775)
Foreign currency translation adjustments		417	353
Balance at the end of the period		27,026	26,609	143,877
Better Schools [Member] | K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		24,815	132,583
Goodwill impairment			¥ (108,112)
Disposal of Zhongcheng
Goodwill balance deconsolidated
Foreign currency translation adjustments		410	¥ 344
Balance at the end of the period		25,225	24,815	132,583
Better Jobs [Member] | Career Enhancement [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		33,117	56,678
Goodwill impairment			(21,956)
Disposal of Zhongcheng			¥ (1,718)
Goodwill balance deconsolidated
Foreign currency translation adjustments		620	¥ 113
Balance at the end of the period		¥ 33,737	¥ 33,117	¥ 56,678